Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Income Taxes

19. Income Taxes

Upon adoption of ASU 2023-09 on January 1, 2025, below disclosure and presentation have been retrospectively amended.

Cayman Islands and British Virgin Islands (“BVI”)

Under the current and applicable laws of Cayman Islands and British Virgin Islands, the Company, Grand Moon, AsiaStrategy BVI, and Top Asia, are not subject to tax on income or capital gains under these jurisdictions.

Hong Kong

Top Win Hong Kong and AsiaStrategy Topwin are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the six months ended June 30, 2026, 2025 and 2024, Hong Kong Profits Tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable income tax rate for the first HK$2 million (approximately $255,614) of assessable profits is 8.25% whereas assessable profits above HK$2 million (approximately $255,614) will be subject to an income tax rate of 16.5%.

Singapore

AsiaStrategy SG is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable corporate income tax rate is 17% in Singapore, with 75% of the first SGD10,000 (approximately $7,828) taxable income and 50% of the next SGD190,000 (approximately $148,728) taxable income are exempted from income tax.

The current and deferred portions of the income tax expense included in the unaudited condensed consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740 are as follows:

	For the Six Months Ended June 30,
	2026	2025	2024
Current income tax benefits
Hong Kong	$—	$—	$—
Foreign	—	—	—
	—	—	—
Deferred income tax benefits
Hong Kong	—	54,143	43,363
Foreign	—	—	—
	—	54,143	43,363
Total income tax benefits	$—	$54,143	$43,363

A reconciliation of the difference between the expected income tax expenses computed at Hong Kong income tax rate of 16.5% and the Group’s reported income tax expense is shown in the following table:

	For the six months ended June 30,
	2026	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)
Loss before income taxes	$648,698	$617,290	$261,486
Income tax benefits at foreign taxes	—	—	—
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Computed income tax benefit with Hong Kong statutory income tax rate	$107,035	$101,853	$43,146
Tax effects by locations:
Hong Kong
Non-taxable income	3	5	217
Non-deductible expenses	(421)	—	—
Singapore
Non-deductible expenses(2)	(73,731)	—	—
Cayman Islands
Non-taxable income(1)	310,559	—	—
Non-deductible expenses(2)	(295,752)	(47,715)	—
BVI
Non-deductible expenses	(999)	—	—
Changes in valuation allowance	(46,694)	—	—
Income tax benefits	$—	$54,143	$43,363

(1)	Non-taxable income for the six months ended June 30, 2026 mainly represented unrealized gains on investment in equity securities, resulting from investment in ASP LLC.

(2)

Non-deductible expenses for the six months ended June 30, 2026 primarily represented (i) unrealized losses on digital assets; (ii) unrealized losses on investment in equity securities, resulting from investment in DV8 Public Company Limited; and (iii) the professional fees and other expenses incurred by foreign entities.

Non-deductible expenses for the six months ended June 30, 2025 mainly represented expenses incurred by the Company. Since the Company is a holding company with no operations, the expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.

The following table reconciles the statutory tax rate to the Group’s effective tax rate for the six months ended June 30, 2026, 2025 and 2024:

	For the six months ended June 30,
	2026	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)
Foreign taxes rate	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Tax effects by locations:
Hong Kong
Non-taxable income	—	—	0.1%
Non-deductible expenses	—	—	—
Singapore
Non-deductible expenses	(11.4)%	—	—
Cayman Islands
Non-taxable income	47.9%	—	—
Non-deductible expenses	(45.6)%	(7.7)%	—
BVI
Non-deductible expenses	(0.2)%	—	—
Changes in valuation allowance	(7.2)%	—	—
Income tax benefits	—	8.8%	16.6%

Deferred tax

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Deferred tax assets:
Allowance for credit loss	$11,290	$10,931
Depreciation of property and equipment	1,539	1,678
Write-downs of inventories	173,299	157,186
Net operating losses carry forwards*	145,321	117,213
Total deferred tax assets	$331,449	$287,008
Less: deferred tax assets valuation allowance	(331,449)	(287,008)
Total deferred tax assets, net	—	—

*	The net operating losses carry forwards of the entity in Hong Kong are $880,735 and $710,383 as of June 30, 2026 and December 31, 2025, respectively, which can be carried forward without an expiration date. As of June 30, 2026 and December 31, 2025, a full valuation allowance was recognized against the Group’s deferred tax assets, as the Group expects that it will not generate sufficient taxable profits in the future to utilize these net operating losses.

Movement of the Group’s deferred tax assets during the years is as follows:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Beginning balance	$—	$159,704
Deferred income tax benefit recognized during the period/year	46,694	127,423
Deferred tax assets valuation allowance	(46,694)	(286,555)
Exchange rate differences	—	(572)
Ending balance	$—	$—

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2026 and December 31, 2025, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended June 30, 2026, 2025 and 2024, the Group did not have any significant interest or penalties related to potential underpaid income tax expenses. The Group’s major tax jurisdiction is Hong Kong. Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, if in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment.